CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Notes and accounts receivable - trade, allowances	$ 192	$ 233
Short-term financing receivables - held for investment, allowances	129	145
Other accounts receivable, allowances	109	89
Long-term financing receivables, allowances	$ 27	$ 28
Common stock, Par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,266,911,160	2,257,116,920
Treasury stock, Shares (in shares)	1,351,897,514	1,351,024,943